New standards and interpretations (Details)	12 Months Ended
Dec. 31, 2024
Amendments To IAS 21 [Member]
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Standard	Lack of Exchangeability - Amendments to IAS 21
Description	The amendments establish that when one currency is not exchangeable for another on the measurement date, the spot exchange rate must be estimated. In addition, they provide guidance on how to assess exchangeability between currencies and how to determine the spot exchange rate when exchangeability is absent. When the spot exchange rate is estimated because a currency is not exchangeable for another currency, information must be disclosed to allow the understanding of how the currency not exchangeable for another currency affects, or is expected to affect, the statements of income, the statement of financial position and the statement of cash flows.
Effective on	Jan. 01, 2025
Annual Improvements Volume 11 [Member]
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Standard	Annual Improvements – Volume 11
Description	The amendments alter certain requirements related to: transaction price and derecognition of lease liabilities (IFRS 9 - Financial Instruments); cost method (IAS 7 - Statement of Cash Flows); disclosure of gain or loss on derecognition of assets; and credit risk disclosures (IFRS 7 - Financial Instruments: Disclosures); determination of a ‘de facto agent’ (IFRS 10 - Consolidated Financial Statements); and hedge accounting by a first-time adopter (IFRS 1 - First-time Adoption of International Financial Reporting Standards).
Effective on	Jan. 01, 2026
Amendments To IFRS 9 And IFRS 7 [Member]
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Standard	Amendments to the Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7
Description	The amendments to IFRS 9 provide clarifications on: assessment of contractual cash flows for asset classification; financial assets with non-recourse features, and contractually linked instruments. They also provide clarifications on the date of initial recognition or derecognition of financial assets and financial liabilities, and the possibility of derecognizing financial liabilities that will be settled in cash through an electronic payment system before the settlement date, provided that certain criteria are met. The amendments to IFRS 7 introduce new disclosure requirements.
Effective on	Jan. 01, 2026
Amendments To IFRS 9 And IFRS 7 One [Member]
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Standard	Nature-dependent Electricity Contracts - Amendments to IFRS 9 and IFRS 7
Description	The amendments introduce changes to IFRS 9 and IFRS 7 to help companies better report nature-dependent electricity contracts. These amendments comprise: clarifying the application of the ‘own-use’ requirements; permission of hedge accounting if these contracts are used as hedging instruments; and additional disclosure requirements.
Effective on	Jan. 01, 2026
Amendments To IFRS 18 [Member]
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Standard	IFRS 18 - Presentation and Disclosure in Financial Statements
Description	IFRS 18 establishes new requirements for the presentation and disclosure of financial statements, replacing IAS 1 - Presentation of Financial Statements. Among others, new requirements were included on:
Effective on	Jan. 01, 2027
Amendments To IFRS 19 [Member]
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Standard	IFRS 19 - Subsidiaries without Public Accountability: Disclosures
Description	IFRS 19 is a voluntary standard that enables eligible entities to provide reduced disclosures when applying IFRS accounting standards in their financial statements. To be eligible, at the end of the reporting period, an entity must be a subsidiary as defined in IFRS 10, must not have a public accountability and must have a parent company (ultimate or intermediate) that prepares consolidated financial statements, available for public use and complying with IFRS accounting standards.
Effective on	Jan. 01, 2027